Customer Deposits and Other Financial Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure Of Customer Deposits and Other Financial Liabilities [Abstract]
Customer Deposits and Other Financial Liabilities
29.	CUSTOMER DEPOSITS AND OTHER FINANCIAL LIABILITIES

	December 31, 2022	December 31, 2021

Outstanding balances on current accounts	4,403	—
Short-term financing	1,735	—

Total	6,138	—

Customer deposits consist of balances outstanding on the clients’ current accounts of our banking entity. These instruments bear no interest.
Short-term financing refers to financial instruments attracted by our micro-credit finance entity to invest the loans portfolio. These instruments are carried at amortized cost.